Schedule of Investments (unaudited) April 30, 2023	iShares® Global Equity Factor ETF (Formerly iShares® MSCI Global Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
AGL Energy Ltd.	23,722	$130,589
ALS Ltd.	8,566	74,762
Aurizon Holdings Ltd.	69,023	156,934
Bendigo & Adelaide Bank Ltd.	14,970	86,186
BHP Group Ltd.	12,301	365,063
BlueScope Steel Ltd.	1,669	22,184
Fortescue Metals Group Ltd.	25,469	356,353
Goodman Group	3,244	41,820
JB Hi-Fi Ltd.	4,167	123,325
Macquarie Group Ltd.	1,188	144,926
Mineral Resources Ltd.	1,841	90,818
Mirvac Group	10,710	17,194
Rio Tinto Ltd.	4,470	335,271
South32 Ltd.	17,823	50,381
Stockland	63,966	189,619
Whitehaven Coal Ltd.	36,856	176,864
Woolworths Group Ltd.	1,363	35,161
Yancoal Australia Ltd., NVS(a)	18,699	69,127
		2,466,577
Austria — 0.5%
OMVAG	5,280	249,864
Raiffeisen Bank International AG(b)	5,307	81,525
Strabag SE	558	24,333
Telekom Austria AG	2,243	17,499
Verbund AG	453	40,344
Wienerberger AG	4,127	124,325
		537,890
Belgium — 0.3%
Ageas SA/NV	5,100	227,233
D’ieteren Group	544	102,429
		329,662
Brazil — 0.7%
B3 SA - Brasil, Bolsa, Balcao	98,124	229,778
Cia. Siderurgica Nacional SA	16,728	47,657
CPFL Energia SA	6,988	46,430
CSN Mineracao SA	22,232	20,682
JBS SA	29,716	106,644
MercadoLibre Inc.(b)	109	139,246
Petroleo Brasileiro SA	4,031	21,554
Suzano SA	2,587	20,643
Telefonica Brasil SA	13,901	114,602
Tim SA	9,576	26,878
		774,114
Canada — 3.0%
ARC Resources Ltd.	12,319	153,027
Bank of Montreal	2,000	180,286
Canadian Tire Corp. Ltd., Class A, NVS	1,797	235,572
Empire Co. Ltd., Class A, NVS	5,987	160,761
George Weston Ltd.	194	26,049
Gildan Activewear Inc.	1,771	57,672
Hydro One Ltd.(c)	2,786	81,595
Loblaw Companies Ltd.	3,048	286,679
Magna International Inc.	2,777	144,789
Manulife Financial Corp.	12,611	248,990
National Bank of Canada	395	29,455
Nutrien Ltd.	2,995	207,772
Power Corp. of Canada	7,569	202,737

Security	Shares	Value

Canada (continued)
Royal Bank of Canada	6,052	$600,845
Thomson Reuters Corp.	3,222	423,686
Toronto-Dominion Bank (The)	5,270	319,230
West Fraser Timber Co. Ltd.	2,063	149,222
		3,508,367
Cayman Islands — 0.1%
Giant Biogene Holding Co. Ltd.(b)(c)	13,600	61,429

Chile — 0.0%
Cencosud SA	25,908	52,795

China — 3.7%
360 DigiTech Inc.	4,624	81,567
Agricultural Bank of China Ltd., Class A	210,800	104,129
AVIC Industry-Finance Holdings Co. Ltd., Class A	20,400	11,270
Bank of China Ltd., Class A	231,200	122,585
Bank of Communications Co. Ltd., Class H	204,000	131,764
Bosideng International Holdings Ltd.	136,000	67,072
China Coal Energy Co. Ltd., Class H	136,000	116,853
China Construction Bank Corp., Class H	476,000	318,218
China Galaxy Securities Co. Ltd., Class H	170,000	92,336
China Hongqiao Group Ltd.	102,000	100,468
China International Capital Corp. Ltd., Class H(c)	54,400	114,309
China Medical System Holdings Ltd.	68,000	112,888
China Merchants Bank Co. Ltd., Class H	34,000	164,122
China National Building Material Co. Ltd., Class H	74,000	55,523
China Petroleum & Chemical Corp., Class A	129,200	125,424
China Petroleum & Chemical Corp., Class H	544,000	356,546
China Resources Pharmaceutical Group Ltd.(c)	68,000	67,549
China Resources Power Holdings Co. Ltd.	12,000	26,127
China Shenhua Energy Co. Ltd., Class A	27,200	114,400
China United Network Communications Ltd., Class A	93,600	73,595
China Yongda Automobiles Services Holdings Ltd.	68,000	45,731
Chongqing Changan Automobile Co. Ltd., Class A	20,400	35,194
COSCO SHIPPING Holdings Co. Ltd., Class A	68,200	109,711
Daqo New Energy Corp., ADR(b)	1,145	52,578
Greentown China Holdings Ltd.	34,000	40,863
Hopson Development Holdings Ltd.	30,200	26,853
Industrial & Commercial Bank of China Ltd., Class A	265,200	180,862
Kingboard Holdings Ltd.	21,000	64,317
Kingboard Laminates Holdings Ltd.	68,000	70,080
Kunlun Energy Co. Ltd.	136,000	126,073
Meituan, Class B(b)(c)	6,800	116,215
Nongfu Spring Co. Ltd., Class H(c)	13,600	73,790
Orient Overseas International Ltd.	1,000	20,317
PetroChina Co. Ltd., Class H	272,000	188,940
Pinduoduo Inc., ADR(b)	1,292	88,050
Postal Savings Bank of China Co. Ltd., Class H(c)	204,000	133,006
Shaanxi Coal Industry Co. Ltd., Class A	20,400	57,741
Sinotruk Hong Kong Ltd.	34,000	51,960
TAL Education Group, ADR(b)	5,017	29,400
Tingyi Cayman Islands Holding Corp.	136,000	237,667
Yadea Group Holdings Ltd.(c)	44,000	102,873
Yankuang Energy Group Co. Ltd., Class H	32,000	109,778
		4,318,744
Czech Republic — 0.3%
CEZAS	5,780	310,471

Denmark — 1.0%
Carlsberg AS, Class B	952	157,553

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Global Equity Factor ETF (Formerly iShares® MSCI Global Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Coloplast A/S, Class B	100	$14,408
Danske Bank A/S(b)	2,992	63,235
Novo Nordisk A/S, Class B	4,556	757,911
Pandora A/S	2,312	214,003
		1,207,110
Egypt — 0.0%
Eastern Co. SAE	47,664	26,922

Finland — 0.4%
Fortum OYJ	1,507	22,509
Kesko OYJ, Class B	3,672	76,553
Kone OYJ, Class B	1,564	89,227
Nordea Bank Abp, New	11,520	127,711
Orion OYJ, Class B	2,144	100,710
Stora Enso OYJ, Class R	1,292	16,392
Valmet OYJ	1,125	38,061
		471,163
France — 3.4%
BNP Paribas SA	5,848	377,859
Bollore SE	21,828	147,456
Bouygues SA	2,584	94,624
Carrefour SA	9,996	207,923
Christian Dior SE, NVS	70	64,242
Credit Agricole SA	37,536	458,822
Eiffage SA	1,912	227,574
Engie SA	6,664	106,653
Kering SA	68	43,545
L’Oreal SA	476	227,489
LVMH Moet Hennessy Louis Vuitton SE	408	392,448
Orange SA	9,724	126,567
Publicis Groupe SA	6,931	566,658
Sanofi	1,700	183,206
Sartorius Stedim Biotech	136	36,434
Schneider Electric SE	1,360	237,173
Societe Generale SA	2,380	57,806
TotalEnergies SE	4,931	315,090
Vivendi SE	11,108	122,015
		3,993,584
Germany — 1.3%
adidas AG	340	59,876
Allianz SE, Registered	952	239,054
Bayerische Motoren Werke AG	1,700	190,543
BioNTech SE, ADR(a)	518	59,176
Deutsche Post AG, Registered	2,040	98,123
Deutsche Telekom AG, Registered	3,792	91,432
E.ON SE	8,636	114,235
Knorr-Bremse AG	1,292	90,559
Mercedes-Benz Group AG	4,284	334,092
Telefonica Deutschland Holding AG	33,728	113,966
Volkswagen AG	884	148,417
		1,539,473
Greece — 0.1%
FF Group(b)(d)	165	—
Hellenic Telecommunications Organization SA	7,280	106,373
		106,373
Hong Kong — 0.5%
AIA Group Ltd.	13,600	148,064
China Renewable Energy Investment Ltd.(d)	659	—
Henderson Land Development Co. Ltd.	30,000	106,822

Security	Shares	Value

Hong Kong (continued)
HK Electric Investments & HK Electric Investments Ltd.,
Class SS	136,000	$85,764
Link REIT	6,800	44,478
SITC International Holdings Co. Ltd.	20,000	36,994
Swire Properties Ltd.	40,800	109,659
		531,781
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	9,740	78,984

India — 1.5%
ABB India Ltd.	680	28,482
Bharat Electronics Ltd.	43,792	55,461
Coal India Ltd.	45,492	130,028
Gujarat Fluorochemicals Ltd.	1,632	67,699
Hindustan Aeronautics Ltd.	2,584	92,536
Hindustan Petroleum Corp. Ltd.	6,868	21,127
Indian Oil Corp. Ltd.	102,340	101,990
Infosys Ltd.	7,548	116,459
Life Insurance Corp. of India	7,857	52,927
Mphasis Ltd.	2,448	54,614
NHPC Ltd., NVS	133,416	72,436
Oil & Natural Gas Corp. Ltd.	22,168	43,233
Power Finance Corp. Ltd.	28,900	60,187
Power Grid Corp. of India Ltd.	75,276	218,888
REC Ltd.	51,816	83,960
SRF Ltd.	952	29,667
Tata Consultancy Services Ltd.	3,128	123,671
Tata Elxsi Ltd.	884	72,135
Tube Investments of India Ltd.	4,284	135,917
Wipro Ltd.	16,660	78,887
WNS Holdings Ltd.(b)	884	79,710
		1,720,014
Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	380,800	81,516
Bukit Asam Tbk PT	136,000	38,464
Hanjaya Mandala Sampoerna Tbk PT	476,000	32,934
Sumber Alfaria Trijaya Tbk PT	516,800	102,188
United Tractors Tbk PT	47,600	93,966
		349,068
Ireland — 0.0%
Smurfit Kappa Group PLC	1,632	60,464

Israel — 0.4%
Bank Leumi Le-Israel BM	23,953	189,868
Bezeq The Israeli Telecommunication Corp. Ltd.	93,432	127,201
Harel Insurance Investments & Financial Services Ltd.	3,400	30,518
Israel Corp Ltd.	136	39,833
Phoenix Holdings Ltd. (The)	6,480	69,520
		456,940
Italy — 0.6%
Enel SpA	21,499	146,883
Poste Italiane SpA(c)	11,220	116,766
Snam SpA	44,404	246,783
Terna - Rete Elettrica Nazionale	15,216	131,706
		642,138
Japan — 6.5%
Advantest Corp.	1,800	140,277
Amada Co.Ltd.	6,800	63,492
Asics Corp.	6,800	190,069

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Global Equity Factor ETF (Formerly iShares® MSCI Global Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Bandai Namco Holdings Inc.	3,000	$68,146
BayCurrent Consulting Inc.	6,800	236,368
Capcom Co. Ltd.	6,800	255,528
Chubu Electric Power Co. Inc.	6,800	75,836
Dai Nippon Printing Co. Ltd.	6,800	195,474
Dai-ichi Life Holdings Inc.	6,800	126,485
Daiichi Sankyo Co. Ltd.	1,500	51,472
Ebara Corp.	3,100	135,629
Fuji Electric Co. Ltd.	1,500	60,548
Fujitsu Ltd.	800	106,622
Horiba Ltd.	1,500	82,639
Hoya Corp.	2,600	272,623
Ibiden Co. Ltd.	1,700	66,889
Internet Initiative Japan Inc.	6,800	140,721
ITOCHU Corp.	12,100	401,416
Japan Post Insurance Co. Ltd.	6,800	110,426
Japan Real Estate Investment Corp.	41	162,458
Mitsubishi Corp.	6,800	252,116
Mitsubishi UFJ Financial Group Inc.	27,200	170,259
Nintendo Co. Ltd.	5,700	240,981
Nippon Building Fund Inc.	68	285,139
Nippon Express Holdings Inc.	3,600	211,255
Nippon Telegraph & Telephone Corp.	13,600	414,990
Nomura Real Estate Holdings Inc.	6,800	169,449
Nomura Research Institute Ltd.	6,800	171,085
Olympus Corp.	13,600	238,087
ORIX Corp.	13,600	231,370
Osaka Gas Co. Ltd.	6,800	112,480
Persol Holdings Co. Ltd.	6,800	140,212
Recruit Holdings Co. Ltd.	1,500	42,080
Sanwa Holdings Corp.	6,800	74,481
SBI Holdings Inc.	6,800	132,809
SCSK Corp.	6,800	102,665
Sekisui House Reit Inc.	136	77,090
Sony Group Corp.	1,700	153,805
T&D Holdings Inc.	13,600	166,550
TIS Inc.	6,800	186,726
Tokyo Electric Power Co. Holdings Inc.(b)	20,400	73,143
Tokyo Electron Ltd.	2,400	274,813
Tokyo Tatemono Co. Ltd.	6,800	86,122
Toyota Motor Corp.	27,200	373,457
Zensho Holdings Co. Ltd.	6,800	216,056
		7,540,338
Jersey — 0.3%
Ferguson PLC	2,767	389,649

Malaysia — 0.1%
Petronas Gas Bhd	6,800	25,764
Sime Darby Bhd	102,000	49,701
		75,465
Mexico — 0.5%
America Movil SAB de CV	251,600	271,338
Banco del Bajio SA(c)	27,200	89,484
Coca-Cola Femsa SAB de CV	13,600	112,275
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,800	120,985
Grupo Comercial Chedraui SA de CV	6,800	40,196
		634,278
Netherlands — 1.3%
Adyen NV(b)(c)	272	437,064

Security	Shares	Value

Netherlands (continued)
ASM International NV	408	$148,124
ASML Holding NV	340	215,768
Koninklijke Ahold Delhaize NV	14,348	493,351
NN Group NV	5,168	192,717
Randstad NV	1,496	81,286
		1,568,310
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	3,672	62,985
Fletcher Building Ltd.	25,228	70,344
Meridian Energy Ltd.	17,544	59,416
		192,745
Norway — 0.5%
DNB Bank ASA	6,460	113,632
Kongsberg Gruppen ASA	2,108	94,682
Orkla ASA	24,140	173,513
Telenor ASA	8,568	106,913
Var Energi ASA	17,816	46,754
		535,494
Philippines — 0.1%
DMCI Holdings Inc.	136,000	24,130
Manila Electric Co.	7,480	45,880
PLDT Inc.	2,040	44,392
Semirara Mining & Power Corp.	68,000	33,220
		147,622
Poland — 0.3%
LPP SA	42	121,073
Orange Polska SA	27,200	47,390
PGE Polska Grupa Energetyczna SA(b)	33,116	54,858
Polski Koncern Naftowy ORLEN SA	4,896	74,695
		298,016
Qatar — 0.2%
Industries Qatar QSC	35,224	123,914
Mesaieed Petrochemical Holding Co.	40,638	22,197
Ooredoo QPSC	28,444	77,278
		223,389
Russia — 0.0%
Alrosa PJSC(b)(d)	59,760	8
PhosAgro PJSC(d)	1,025	—
PhosAgro PJSC, GDR(b)(d)(e)	1	—
PhosAgro PJSC, New(d)	20	—
United Co. RUSAL International PJSC(b)(d)	70,560	9
		17
Saudi Arabia — 0.5%
Dr Sulaiman Al Habib Medical Services Group Co.	426	32,724
Nahdi Medical Co.	1,768	84,958
SABIC Agri-Nutrients Co.	5,372	193,151
Sahara International Petrochemical Co.	9,724	101,391
Saudi Electricity Co.	18,060	117,080
		529,304
Singapore — 0.4%
Sea Ltd., ADR(b)	2,244	170,926
Sembcorp Industries Ltd.	34,000	109,400
STMicroelectronics NV , New	2,720	116,269
Yangzijiang Shipbuilding Holdings Ltd.	102,000	95,119
		491,714
South Africa — 0.4%
Anglo American Platinum Ltd.	1,428	84,664
Exxaro Resources Ltd.	8,976	94,314

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Global Equity Factor ETF (Formerly iShares® MSCI Global Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Impala Platinum Holdings Ltd.	13,580	$132,212
MTN Group Ltd.	12,852	90,270
Thungela Resources Ltd.	5,372	50,355
		451,815
South Korea — 1.7%
DB HiTek Co. Ltd.	1,631	74,259
DB Insurance Co. Ltd.	1,836	115,414
Doosan Bobcat Inc.	2,312	88,703
F&F Co. Ltd./New	340	35,975
Hana Financial Group Inc.	8,636	271,374
Hanwha Aerospace Co. Ltd.	1,224	94,188
Hyundai Marine & Fire Insurance Co. Ltd.	680	19,104
KB Financial Group Inc.	5,644	209,484
Kia Corp.	1,768	111,973
Kumho Petrochemical Co. Ltd.	884	90,397
LG Innotek Co. Ltd.	544	108,273
LG Uplus Corp.	6,120	50,480
Meritz Financial Group Inc.(a)	3,273	112,661
Samsung Electronics Co. Ltd.	4,148	204,099
Samsung Engineering Co. Ltd.(b)	3,740	81,633
SD Biosensor Inc.	1,750	27,292
Seegene Inc.(b)	4,368	79,602
Shinhan Financial Group Co. Ltd.	3,944	103,256
Woori Financial Group Inc.	17,680	155,500
		2,033,667
Spain — 0.6%
Acciona SA	927	171,763
Corp. ACCIONA Energias Renovables SA	2,108	75,692
Endesa SA	6,527	146,418
Iberdrola SA	3,317	42,982
Repsol SA	15,300	224,753
Telefonica SA	8,030	36,474
		698,082
Sweden — 0.9%
Axfood AB	4,012	99,566
Billerud AB	5,304	50,941
Epiroc AB, Class B	6,052	104,204
EQT AB	9,512	204,871
Husqvarna AB, Class B	3,944	34,041
Kindred Group PLC	8,228	101,263
Kinnevik AB, Class B(b)	11,900	195,493
Skandinaviska Enskilda Banken AB, Class A	2,820	32,066
SSAB AB, Class A	7,745	55,004
Swedbank AB, Class A	3,944	68,533
Telefonaktiebolaget LM Ericsson, Class B	18,632	102,582
Volvo AB, Class A	536	11,350
		1,059,914
Switzerland — 1.6%
Alcon Inc.	1,088	79,224
Cie. Financiere Richemont SA, Class A, Registered	476	78,683
Coca-Cola HBC AG, Class DI	7,788	237,742
Kuehne + Nagel International AG, Registered	272	80,582
Nestle SA, Registered	2,380	305,329
Novartis AG, Registered	3,400	347,799
Roche Holding AG, NVS	1,224	383,283
Sika AG, Registered	137	37,843
Swiss Life Holding AG, Registered	136	89,768
UBS Group AG, Registered	12,240	249,115
		1,889,368

Security	Shares	Value

Taiwan — 1.9%
AUO Corp.	136,000	$75,534
CTBC Financial Holding Co. Ltd.	136,000	100,251
Fubon Financial Holding Co. Ltd.	68,000	130,961
Gigabyte Technology Co. Ltd.	18,000	77,077
Global Unichip Corp.	3,000	97,874
Lite-On Technology Corp.	33,000	79,052
Novatek Microelectronics Corp.	10,000	136,711
President Chain Store Corp.	12,000	105,719
Realtek Semiconductor Corp.	20,000	234,540
Ruentex Industries Ltd.	68,000	128,178
Shanghai Commercial & Savings Bank Ltd. (The)	5,278	7,982
SinoPac Financial Holdings Co. Ltd.	204,000	111,017
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	540,395
Uni-President Enterprises Corp.	68,000	163,020
United Microelectronics Corp.	68,000	109,368
Yuanta Financial Holding Co. Ltd.	136,000	100,111
		2,197,790
Thailand — 0.1%
PTT Exploration & Production PCL, NVDR	20,400	88,761

Turkey — 0.4%
BIM Birlesik Magazalar AS	12,175	97,826
Ford Otomotiv Sanayi AS	2,856	78,946
KOC Holding AS	33,679	131,118
Tofas Turk Otomobil Fabrikasi AS	5,440	53,734
Turkcell Iletisim Hizmetleri AS	38,624	65,798
Yapi ve Kredi Bankasi AS	99,144	48,372
		475,794
United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	42,432	131,458
Dubai Electricity & Water Authority PJSC	101,601	68,614
Fertiglobe PLC	42,978	45,011
		245,083
United Kingdom — 3.1%
3i Group PLC	5,450	121,257
Amcor PLC	4,415	48,433
Anglo American PLC	4,748	146,306
AstraZeneca PLC	2,008	295,503
BAE Systems PLC	11,281	143,720
Barratt Developments PLC	7,502	47,198
BP PLC	67,620	453,662
British American Tobacco PLC	1,512	55,862
Burberry Group PLC	3,896	127,173
GSK PLC	7,819	141,001
Haleon PLC	18,840	82,834
HSBC Holdings PLC	22,125	159,463
Imperial Brands PLC	1,797	44,483
JD Sports Fashion PLC	92,101	186,925
Kingfisher PLC	7,547	24,461
Legal & General Group PLC	38,301	113,008
Next PLC	750	63,635
Pearson PLC	8,007	89,084
Persimmon PLC	2,069	34,241
Rio Tinto PLC	4,148	263,698
Shell PLC	12,047	372,430
Unilever PLC	677	37,697
United Utilities Group PLC	4,382	59,527
Vodafone Group PLC	315,490	378,943

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Global Equity Factor ETF (Formerly iShares® MSCI Global Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
WPP PLC	5,188	$60,463
		3,551,007
United States — 57.0%
Abbott Laboratories	3,280	362,342
AbbVie Inc.	6,300	952,056
Accenture PLC, Class A	1,583	443,699
Adobe Inc.(b)	560	211,434
Advanced Micro Devices Inc.(b)	524	46,830
Aflac Inc.	2,300	160,655
Agilent Technologies Inc.	2,477	335,460
Airbnb Inc., Class A(b)	1,224	146,476
Align Technology Inc.(b)	40	13,012
Allstate Corp. (The)	1,295	149,909
Ally Financial Inc.	10,096	266,332
Alphabet Inc., Class C, NVS(b)	22,009	2,381,814
Amazon.com Inc.(b)	16,208	1,709,134
American Express Co.	1,185	191,188
American Financial Group Inc./OH	1,298	159,304
Ameriprise Financial Inc.	1,428	435,711
Amgen Inc.	1,177	282,174
Apple Inc.	29,444	4,996,058
Applied Materials Inc.	3,317	374,920
Arista Networks Inc.(b)	914	146,386
AT&T Inc.	12,988	229,498
Atlassian Corp., NVS(a)(b)	3,253	480,338
AutoZone Inc.(b)	115	306,281
Avery Dennison Corp.	438	76,422
Bank of America Corp.	12,339	361,286
Berkshire Hathaway Inc., Class B(b)	785	257,912
Best Buy Co. Inc.	6,484	483,188
Biogen Inc.(b)	549	167,022
BlackRock Inc.(f)	162	108,734
Blackstone Inc., NVS	2,638	235,653
Booking Holdings Inc.(b)	91	244,454
Booz Allen Hamilton Holding Corp.	327	31,300
Bristol-Myers Squibb Co.	6,666	445,089
Broadcom Inc.	484	303,226
Cadence Design Systems Inc.(b)	3,333	698,097
Capital One Financial Corp.	2,883	280,516
Caterpillar Inc.	167	36,540
CBRE Group Inc., Class A(b)	500	38,330
CDW Corp./DE	1,204	204,186
Celanese Corp.	513	54,501
CF Industries Holdings Inc.	692	49,533
Charles Schwab Corp. (The)	1,057	55,218
Chevron Corp.	493	83,110
Cintas Corp.	851	387,860
Cisco Systems Inc.	6,221	293,942
Citigroup Inc.	1,658	78,042
Coca-Cola Co. (The)	3,793	243,321
Concentrix Corp.	1,488	143,607
ConocoPhillips	2,269	233,457
Constellation Energy Corp.	1,180	91,332
Costco Wholesale Corp.	826	415,660
Crowdstrike Holdings Inc., Class A(b)	1,873	224,854
CSX Corp.	423	12,961
CVS Health Corp.	2,811	206,074
Danaher Corp.	359	85,051
Darden Restaurants Inc.	281	42,692
Datadog Inc., Class A(b)	1,295	87,257

Security	Shares	Value

United States (continued)
DaVita Inc.(b)	1,906	$172,226
Deere & Co.	400	151,208
Dell Technologies Inc., Class C	3,332	144,909
Devon Energy Corp.	5,395	288,255
Discover Financial Services	2,154	222,874
DocuSign Inc.(b)	5,588	276,271
Dollar General Corp.	355	78,618
Domino’s Pizza Inc.	385	122,226
Dow Inc.	2,862	155,693
DTE Energy Co.	724	81,385
Dynatrace Inc.(b)	3,196	135,127
eBay Inc.	5,209	241,854
Electronic Arts Inc.	858	109,206
Elevance Health Inc.	1,156	541,759
Eli Lilly & Co.	1,859	735,904
Emerson Electric Co.	2,244	186,835
Enphase Energy Inc.(b)	345	56,649
Equitable Holdings Inc.	1,325	34,437
Estee Lauder Companies Inc. (The), Class A	2,060	508,243
Etsy Inc.(b)	2,900	292,987
Everest Re Group Ltd.	243	91,854
Exxon Mobil Corp.	2,162	255,851
Fidelity National Financial Inc.	6,467	229,514
Ford Motor Co.	6,509	77,327
Fortinet Inc.(b)	9,879	622,871
Fox Corp., Class A, NVS	6,937	230,725
Gartner Inc.(b)	563	170,285
GE Healthcare Inc., NVS(b)	2,274	184,967
General Dynamics Corp.	166	36,244
General Motors Co.	3,122	103,151
Gilead Sciences Inc.	1,031	84,759
GoDaddy Inc., Class A(b)	218	16,498
Goldman Sachs Group Inc. (The)	316	108,527
Hartford Financial Services Group Inc. (The)	268	19,025
HCA Healthcare Inc.	225	64,649
Hershey Co. (The)	1,176	321,119
Hewlett Packard Enterprise Co.	22,660	324,491
Hologic Inc.(b)	2,994	257,514
Home Depot Inc. (The)	2,624	788,617
Honeywell International Inc.	523	104,516
Howmet Aerospace Inc.	279	12,357
HP Inc.	11,491	341,398
HubSpot Inc.(b)	400	168,380
Humana Inc.	735	389,910
IDEXX Laboratories Inc.(b)	366	180,131
Illinois Tool Works Inc.	158	38,227
International Business Machines Corp.	951	120,216
Interpublic Group of Companies Inc. (The)	5,379	192,192
Intuit Inc.	1,173	520,753
Johnson & Johnson	5,855	958,463
JPMorgan Chase & Co.	5,851	808,842
Keysight Technologies Inc.(b)	370	53,517
KLA Corp.	732	282,947
Kroger Co. (The)	9,587	466,216
Lam Research Corp.	564	295,581
Lennox International Inc.	1,062	299,388
Liberty Global PLC, Class A(b)	888	17,325
Liberty Global PLC, Class C, NVS(b)	10,113	205,698
Liberty Media Corp.-Liberty Formula One, Class A(b)	478	30,965
Lockheed Martin Corp.	655	304,215

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Global Equity Factor ETF (Formerly iShares® MSCI Global Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lowe’s Companies Inc.	2,517	$523,108
LPL Financial Holdings Inc.	658	137,417
Lululemon Athletica Inc.(b)	204	77,506
LyondellBasell Industries NV, Class A	3,198	302,563
M&T Bank Corp.	921	115,862
Marathon Oil Corp.	6,135	148,222
Masco Corp.	3,404	182,148
Mastercard Inc., Class A	1,519	577,266
Match Group Inc.(b)	3,979	146,825
McDonald’s Corp.	2,802	828,691
McKesson Corp.	832	303,048
Medtronic PLC	174	15,825
Merck & Co. Inc.	6,547	755,982
Meta Platforms Inc, Class A(b)	2,676	643,096
MetLife Inc.	2,352	144,248
Mettler-Toledo International Inc.(b)	201	299,791
Microsoft Corp.	16,116	4,951,802
Moderna Inc.(b)	2,421	321,727
Molina Healthcare Inc.(b)	1,357	404,237
Mondelez International Inc., Class A	1,158	88,842
Moody’s Corp.	88	27,555
Morgan Stanley	3,384	304,458
Mosaic Co. (The)	519	22,239
Motorola Solutions Inc.	1,932	562,985
MSCI Inc.	786	379,206
NetApp Inc.	1,820	114,460
News Corp., Class B	4,391	77,940
Nike Inc., Class B	2,237	283,473
Northern Trust Corp.	127	9,926
Northrop Grumman Corp.	495	228,329
NRG Energy Inc.	5,762	196,888
Nucor Corp.	846	125,360
Nvidia Corp.	4,210	1,168,233
NVR Inc.(b)	25	146,000
Omnicom Group Inc.	190	17,208
Oracle Corp.	4,900	464,128
O’Reilly Automotive Inc.(b)	278	255,012
Otis Worldwide Corp.	4,422	377,197
PACCAR Inc.	185	13,818
Palo Alto Networks Inc.(b)	1,283	234,096
Parker-Hannifin Corp.	101	32,813
Pentair PLC	1,085	63,017
PepsiCo Inc.	2,074	395,906
PerkinElmer Inc.	381	49,717
Pfizer Inc.	12,650	491,958
Philip Morris International Inc.	3,062	306,108
Pool Corp.	220	77,290
Principal Financial Group Inc.	1,727	128,990
Procter & Gamble Co. (The)	7,192	1,124,685
Prologis Inc.	534	66,883
Prudential Financial Inc.	1,533	133,371
PulteGroup Inc.	3,126	209,911
Qorvo Inc.(b)	2,758	253,957
Qualcomm Inc.	4,260	497,568
Raymond James Financial Inc.	3,589	324,912
Regions Financial Corp.	3,286	60,002
Rockwell Automation Inc.	681	193,002
S&P Global Inc.	1,272	461,202
Seagate Technology Holdings PLC	2,385	140,166
ServiceNow Inc.(b)	524	240,736

Security	Shares	Value

United States (continued)
Sherwin-Williams Co. (The)	476	$113,069
Simon Property Group Inc.	799	90,543
Sirius XM Holdings Inc.(a)	37,348	141,922
Starbucks Corp.	1,838	210,065
State Street Corp.	2,799	202,256
Steel Dynamics Inc.	1,196	124,324
Synchrony Financial	13,813	407,622
Synopsys Inc.(b)	625	232,075
Target Corp.	3,566	562,536
Teradyne Inc.(a)	1,700	155,346
Tesla Inc.(b)	3,175	521,684
Texas Instruments Inc.	3,223	538,886
Texas Pacific Land Corp.	94	138,899
Thermo Fisher Scientific Inc.	1,005	557,674
TJX Companies Inc. (The)	750	59,115
Tractor Supply Co.	222	52,925
Trane Technologies PLC	2,753	511,535
Travelers Companies Inc. (The)	859	155,599
Ubiquiti Inc.	235	54,649
Union Pacific Corp.	673	131,706
United Parcel Service Inc., Class B	94	16,902
United Rentals Inc.	204	73,666
UnitedHealth Group Inc.	2,284	1,123,934
Veeva Systems Inc., Class A(b)	476	85,242
VeriSign Inc.(b)	502	111,344
Verizon Communications Inc.	3,672	142,584
Vertex Pharmaceuticals Inc.(b)	492	167,639
VF Corp.	1,096	25,767
Visa Inc., Class A	3,694	859,705
Vistra Corp.	2,771	66,116
Voya Financial Inc.	1,428	109,213
Walmart Inc.	3,346	505,146
Waters Corp.(b)	137	41,149
Wells Fargo & Co.	3,437	136,621
West Pharmaceutical Services Inc.	323	116,681
Weyerhaeuser Co.	887	26,530
Whirlpool Corp.	1,227	171,277
WW Grainger Inc.	304	211,453
Yum! Brands Inc.	136	19,119
Zebra Technologies Corp., Class A(b)	512	147,471
Zscaler Inc.(b)	518	46,672
		66,252,901
Total Common Stocks — 99.1%
(Cost: $108,248,918)		115,114,586

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, NVS	17,753	43,957
Gerdau SA, Preference Shares, NVS	22,351	112,834
		156,791
Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	2,926	366,391

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Global Equity Factor ETF (Formerly iShares® MSCI Global Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	145,100	$18

Total Preferred Stocks — 0.4%
(Cost: $594,544)		523,200

Total Long-Term Investments — 99.5%
(Cost: $108,843,462)		115,637,786

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(f)(g)(h)	987,134	987,431
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(f)(g)	140,000	140,000

Total Short-Term Securities — 1.0%
(Cost: $1,127,684)		1,127,431

Total Investments — 100.5%
(Cost: $109,971,146)		116,765,217

Liabilities in Excess of Other Assets — (0.5)%		(568,845)

Net Assets — 100.0%		$116,196,372

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$534,925	$452,512	(a)	$—		$275	$(281)	$987,431	987,134	$4,579	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	—		(50,000	)(a)	—	—	140,000	140,000	4,796		—
BlackRock Inc.	—	117,205		(5,273)		(243)	(2,955)	108,734	162	850		—
						$32	$(3,236)	$1,236,165		$10,225		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	1	06/16/23	$108	$2,382
MSCI Emerging Markets Index	3	06/16/23	148	(1,136)
S&P 500 E-Mini Index	1	06/16/23	209	3,547
				$4,793

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Global Equity Factor ETF (Formerly iShares® MSCI Global Multifactor ETF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$72,677,226	$42,437,343	$17	$115,114,586
Preferred Stocks	156,791	366,391	18	523,200
Short-Term Securities
Money Market Funds	1,127,431	—	—	1,127,431
	$73,961,448	$42,803,734	$35	$116,765,217
Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,929	$—	$—	$5,929
Liabilities
Equity Contracts	(1,136)	—	—	(1,136)
	$4,793	$—	$—	4,793

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust